CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Loss from Operations
General and administrative expenses	$ 1,998,268	$ 3,279,854
Loss from operations	(1,998,268)	(3,279,854)
Other income:
Change in fair value of warrant liabilities	(6,080,000)	(5,873,334)
Interest earned on investments held in Trust Account	7,401	98,523
Total other income	(6,072,599)	(5,774,811)
Net income (loss)	$ (8,070,867)	$ (9,054,665)
Class A Redeemable Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares)	30,000,000	30,000,000
Basic net income (loss) per share (in dollars per share)	$ (0.22)	$ (0.24)
Diluted weighted average shares outstanding (in shares)	30,000,000	30,000,000
Diluted net income (loss) per share (in dollars per share)	$ (0.22)	$ (0.24)
Class B Non-redeemable Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares)	7,500,000	7,500,000
Basic net income (loss) per share (in dollars per share)	$ (0.22)	$ (0.24)
Diluted weighted average shares outstanding (in shares)	7,500,000	7,500,000
Diluted net income (loss) per share (in dollars per share)	$ (0.22)	$ (0.24)